Share Capital	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Share Capital	Share Capital
Authorized

Unlimited	Common shares, with no par value
Unlimited	Preferred shares issuable in series, with attributes designated by the board of directors

Common shares
The Company was approved to repurchase up to 2,281,339 common shares during the period December 13, 2024 to December 12, 2025, and an Automatic Share Purchase Plan (ASPP) which allowed a broker, in its sole discretion and based on the parameters established by the Company, to purchase common shares for cancellation under the Normal Course Issuer Bid (NCIB) at any time during predetermined trading blackout periods. During 2025 and 2024, no common shares were repurchased for cancellation pursuant to the NCIB and as at December 31, 2025 and 2024, no liability was recorded in the Company’s consolidated statements of financial position in connection with the ASPP.
Dividends
Holders of common shares are entitled to receive dividends when declared by the Company’s board of directors. The table below describes the dividends paid in 2025.

Date Declared	Record Date	Payment Date	Dividend per Share $	Paid $
November 7, 2024	December 31, 2024	January 15, 2025	0.210	23.9
February 24, 2025	March 28, 2025	April 15, 2025	0.225	25.7
May 14, 2025	June 30, 2025	July 15, 2025	0.225	25.7
August 13, 2025	September 29, 2025	October 15, 2025	0.225	25.7
November 13, 2025	December 31, 2025	January 15, 2026	0.225	—

At December 31, 2025, trade and other payables included $25.7 (2024 – $23.9) related to the dividends declared on November 13, 2025.

Share-based payment transactions
The Company has a long-term incentive program, which allows for the issuance of RSUs, PSUs, and share appreciation rights. The Company also has a DSUs plan for the board of directors.

During 2025, the Company recognized a net share-based compensation expense of $40.3 (2024 – $43.0), in administrative and marketing expenses in the consolidated statements of income, comprised of share-based compensation expense of $56.5 (2024 - $49.6) net of a gain on hedge of $16.2 (2024 - $6.6) (note 24).

Cash-settled share-based payments

	December 31, 2025			December 31, 2024
	RSUs #	PSUs #	DSUs #	RSUs #	PSUs #	DSUs #
Units, beginning of year	363,540	546,583	204,993	375,600	658,824	231,347
Granted and adjusted dividends	113,182	115,513	13,094	118,812	130,644	13,070
Paid	(131,316)	(238,114)	(61,642)	(114,329)	(229,024)	(39,424)
Forfeited	(23,604)	(21,771)	—	(16,543)	(13,861)	—
Units, end of year	321,802	402,211	156,445	363,540	546,583	204,993
	$	$	$	$	$	$
Obligations accrued (Note 19)	21.6	39.2	20.3	22.2	39.5	23.5

Restricted share units
Under the Company’s long-term incentive program, certain officers and employees may be granted RSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date, and the fair value is determined based on the trading price of the Company's common shares. For units that vest upon completing a three-year service condition, unit holders will receive cash payments based on the number of units held on the record date and the volume weighted average trading price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts.

During 2025, the Company granted 110,985 RSUs at a fair value of $15.7 (2024 - 116,111 units for $13.3) and 131,316 RSUs were paid at a value of $18.3 (2024 - 114,329 RSUs were paid at a value of $13.8).

Performance share units
Under the Company’s long-term incentive program, certain members of the senior leadership team may be granted PSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date. The number of units that vest upon completing a three-year service condition, is subject to a percentage that can range from 0% to 200%, depending on achieving three-year performance and market objectives. The performance objectives for 2023 grants include a return on equity target for a 60% weighting and a total shareholder return relative to the Company's peer group for a 40% weighting. The performance objectives for grants made in 2024 and onwards, include an adjusted earnings per share growth target and a total shareholder return relative to the Company's peer group, each with a 50% weighting.

The fair value of these units is measured using the Monte Carlo method. For units that vest upon completing a three-year service condition that starts after the grant date, unit holders will receive cash payments based on the number of units held on the record date and the volume weighted average trading price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts.

During 2025, 112,609 PSUs were granted at a fair value of $20.0 (2024 - 126,023 units for $13.9) and 238,114 PSUs were paid at a value of $35.4 (2024 - 229,024 PSUs at a value of $41.6).

Deferred share units
The directors of the board receive DSUs and once certain requirements are met, on an annual basis, the directors may elect to allocate their compensation between DSUs and cash payment (to a maximum of 70%), less withholding amounts. These units vest on their grant date and are adjusted for dividends as they arise, based on the number of units held on the record date. The fair value is determined based on the trading price of the Company's common shares and are paid in cash to the directors of the board on their death or retirement. Cash payment is determined at the volume weighted average of the closing market price of the Company’s common shares for the last 10 trading days of the month.
During 2025, 12,100 DSUs were granted at a fair value of $1.6 (2024 – 11,446 units for $1.3), based on the closing market price of the Company’s common shares at the grant date, and 61,642 DSUs were paid at a value of $7.0 (2024 - 39,424 DSUs at a value of $4.3).